Fair Value Measurements (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Measurements (Details) [Line Items]
Transfers between levels	$ 0	$ 0	$ 0	$ 0
Environmental Impact Acquisition Corp [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in trust account	1,002
Money Market Funds	207,007,744
Public Warrants [Member] | Environmental Impact Acquisition Corp [Member]
Fair Value Measurements (Details) [Line Items]
Warrants listed and traded amount	$ 9,000,000.0